Debt - Summary of Foreign Currency Translation (Detail) - MXN ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
U.S. dollars [member]
Disclosure Of Foreign Currency Translation [Line Items]
Exchange rate	$ 19.7867	$ 20.6640
Japanese yen [member]
Disclosure Of Foreign Currency Translation [Line Items]
Exchange rate	0.1757	0.1772
Pounds Sterling [member]
Disclosure Of Foreign Currency Translation [Line Items]
Exchange rate	26.7724	25.3051
Euro [member]
Disclosure Of Foreign Currency Translation [Line Items]
Exchange rate	23.7549	21.6724
Swiss Francs [member]
Disclosure Of Foreign Currency Translation [Line Items]
Exchange rate	20.2992	20.1974
Canadian dollar [member]
Disclosure Of Foreign Currency Translation [Line Items]
Exchange rate	15.7858	15.2896
Australian Dollar [member]
Disclosure Of Foreign Currency Translation [Line Items]
Exchange rate	$ 15.4752	$ 14.8842